Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2021 KRW (₩)
Cash flows from operating activities:
Profit for the year	₩ 4,563,431	$ 3,534,886	₩ 3,931,401	[1]	₩ 4,384,381	[2]
Adjustment for non-cash items
Net losses (gains) on financial assets at fair value through profit or loss	(1,793,351)	(1,389,150)	670,619		(274,515)
Net losses on derivative financial instruments for hedging purposes	53,073	41,111	144,780		213,996
Provision for credit losses	3,146,409	2,437,244	1,847,775	[1]	1,185,133	[2]
Net losses on financial investments	255,989	198,292	309,868		97,813
Share of loss (profit) of associates and joint ventures	(33,110)	(25,648)	28,755	[1]	(93,526)	[2]
Depreciation and amortization expense	865,927	670,757	878,841		850,614
Amortization expense of VOBA	0	0	0		156,074
Other net losses (gains) on property and equipment/intangible assets	131,270	101,683	(251,858)		1,974
Share-based payments	69,703	53,993	58,275		101,935
Provision for policy reserves	0	0	326		2,761,135
Post-employment benefits	155,720	120,622	249,874		237,315
Net interest expense (income)	274,681	212,771	(83,503)		256,736
Losses (gains) on foreign currency translation	200,486	155,299	622,152		(665,282)
Insurance finance income	(7,781,283)	(6,027,470)	(8,595,402)		0
Reinsurance finance expense	1,317,524	1,020,569	1,267,839		0
Gain on a bargain purchase	0	0	0		(288)
Other expenses	827,254	640,800	769,313		721,459
Adjustment for non-cash items (Sub-total)	(2,309,708)	(1,789,126)	(2,082,346)		5,550,573
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	(6,247,689)	(4,839,531)	3,048,875		(6,149,781)
Derivative financial instruments	(152,753)	(118,324)	546,079		39,343
Loans measured at fair value through other comprehensive income	(252,695)	(195,740)	(24,342)		(24,618)
Loans measured at amortized cost	(15,308,932)	(11,858,472)	(21,154,500)		(41,457,544)
Current income tax assets	(39,627)	(30,696)	(105,892)		10,581
Deferred income tax assets	(84,148)	(65,182)	(28,716)		(92,967)
Other assets	(3,780,797)	(2,928,648)	(1,521,781)		950,313
Financial liabilities at fair value through profit or loss	(1,467,780)	(1,136,959)	1,252,549		759,989
Deposits	12,195,807	9,447,010	16,566,047		32,497,922
Current income tax liabilities	(853,347)	(661,012)	335,175		(102,273)
Deferred income tax liabilities	279,105	216,198	(324,410)		294,130
Other liabilities	9,952,434	7,709,268	(2,535,624)		1,314,561
Insurance contract assets	(146,335)	(113,353)	(78,630)		0
Reinsurance contract assets	(1,470,615)	(1,139,155)	(1,281,089)		0
Insurance contract liabilities	9,046,311	7,007,375	8,300,987		0
Reinsurance contract liabilities	37,217	28,829	(333)		0
Investment contract liabilities	148,937	115,368	(82,958)		0
Changes in operating assets and liabilities (Sub-total)	1,855,093	1,436,976	2,911,437		(11,960,344)
Net cash inflow (outflow) from operating activities	4,108,816	3,182,735	4,760,492		(2,025,390)
Cash flows from investing activities:
Net cash flows from derivative financial instruments for hedging purposes	(48,122)	(37,276)	(168,551)		427
Disposal of financial asset at fair value through profit or loss	12,389,938	9,597,386	9,279,702		13,788,604
Acquisition of financial asset at fair value through profit or loss	(11,312,232)	(8,762,583)	(12,382,503)		(12,298,792)
Disposal of financial investments	43,472,217	33,674,072	27,032,376		50,825,909
Acquisition of financial investments	(47,125,014)	(36,503,570)	(44,228,971)		(56,633,996)
Disposal of investments in associates and joint ventures	99,834	77,333	167,690		678,636
Acquisition of investments in associates and joint ventures	(114,904)	(89,006)	(430,400)		(261,881)
Disposal of property and equipment	8,177	6,334	31,181		7,016
Acquisition of property and equipment	(350,138)	(271,221)	(296,937)		(286,613)
Disposal of investment property	3,669	2,842	1,292,114		177,033
Acquisition of investment property	(1,018,598)	(789,018)	(649,961)		(118,961)
Disposal of intangible assets	5,359	4,151	5,654		8,203
Acquisition of intangible assets	(330,427)	(255,953)	(200,535)		(191,696)
Net cash flows from changes in ownership of subsidiaries	1,297,001	1,004,672	932,428		374,992
Others	(496,252)	(384,402)	(19,166)		75,105
Net cash outflow from investing activities	(3,519,492)	(2,726,239)	(19,635,879)		(3,856,014)
Cash flows from financing activities:
Net cash flows from derivative financial instruments for hedging purposes	(73,335)	(56,806)	(105,017)		5,870
Net increase (decrease) in borrowings	(2,223,069)	(1,722,014)	14,669,649		7,321,582
Increase in debentures	83,777,490	64,894,994	107,607,314		121,767,039
Decrease in debentures	(83,683,272)	(64,822,011)	(106,631,213)		(117,509,585)
Increase in other payables to trust accounts	2,333,656	1,807,676	0		0
Decrease in other payables to trust accounts	0	0	(1,225,402)		(509,106)
Dividends paid to shareholders of the Parent Company	(1,151,900)	(892,275)	(1,437,750)		(981,879)
Issuance of hybrid securities	598,552	463,645	1,596,030		1,142,233
Dividends paid on hybrid securities	(184,915)	(143,237)	(126,402)		(71,537)
Acquisition of treasury shares	(571,745)	(442,880)	0		0
Redemption of principal of lease liabilities	(235,052)	(182,074)	(257,570)		(253,248)
Decrease in non-controlling interests	721,101	558,573	395,713		(24,145)
Others	(546,580)	(423,386)	694,472		(65,826)
Net cash inflow from financing activities	(1,239,069)	(959,795)	15,179,824		10,821,398
Effect of exchange rate changes on cash and cash equivalents	(58,465)	(45,288)	197,199		241,544
Net increase (decrease) in cash and cash equivalents	(708,210)	(548,587)	501,636		5,181,538
Increase in beginning balance of cash and cash equivalents	26,534,798	20,554,155	25,273,273		20,091,735
Increase in ending balance of cash and cash equivalents	₩ 25,826,588	$ 20,005,568	26,534,798		25,273,273
IFRS 17
Cash flows from operating activities:
Profit for the year			3,931,401
Adjustment for non-cash items
Provision for credit losses			(1,847,775)
Share of loss (profit) of associates and joint ventures			28,755
Cash flows from financing activities:
Increase in beginning balance of cash and cash equivalents			₩ 26,033,162
Increase in ending balance of cash and cash equivalents					₩ 26,033,162

[1]	Comparative data for the year ended 31 December 2022 have been restated due to the application of IFRS No.17.
[2]	Comparative data for the year ended 31 December 2021 are prepared on an IFRS No.4 basis.